SALES (Tables)	6 Months Ended
Jun. 30, 2019
SALES
Schedule of sales by product line

	For the three	For the three	For the six	For the six
	months ended	months ended	months ended	months ended
	June 30 2019	June 30 2018	June 30 2019	June 30 2018
	$	$	$	$
Dried Cannabis	2,789,666	136,408	5,064,897	288,659
Cannabis Oils	2,182,174	141,308	2,514,701	355,180
Other	98,267	6,546	100,068	13,641
Total	5,070,107	284,262	7,679,666	657,480